Financial instruments (Details 6) - Interest rate swap contract [member] - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Interest receivable	$ 0	$ 0
Interest payable	1	8
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	1	7
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	0	1
Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	0	0
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	0	0
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	0	0
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	0	0
Interest payable	$ 0	$ 0